Average Annual Total Returns{- Fidelity Small Cap Growth K6 Fund} - 07.31 Fidelity Small Cap Growth K6 Fund PRO-06 - Fidelity Small Cap Growth K6 Fund	Fidelity Small Cap Growth K6 Fund Return Before Taxes Past 1 year	Fidelity Small Cap Growth K6 Fund Return Before Taxes Since Inception		RS014 Past 1 year	RS014 Since Inception
Total	37.45%	22.46%	[1]	34.63%	17.51%	[1]

[1]	(a)From May 25, 2017